Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
7.	Property, Plant and Equipment

					Buildings and
		Prairie Creek	Mining	Office	Leasehold
	Land	Plant &; Mill	Equipment	Equipment	Improvements	Total
Cost
December 31, 2015	$40	$500	$1,742	$187	$80	$2,549
Additions during the year	-	-	-	-	-	-
December 31, 2016	40	500	1,742	187	80	2,549
Additions during the period	-	-	-	-	-	-
December 31, 2017	40	$500	$1,742	$187	$80	$2,549

Accumulated Depreciation
December 31, 2015	$-	$-	$1,553	$154	$65	$1,772
Depreciation for the year	-	-	55	10	2	67
December 31, 2016	-	-	1,608	164	67	1,839
Depreciation for the period	-	-	43	11	2	56
December 31, 2017	$-	$-	$1,651	$175	$69	$1,895

Net Book Value
December 31, 2015	$40	$500	$189	$33	$15	$777
December 31, 2016	40	500	134	23	13	710
December 31, 2017	40	500	91	12	11	654